INCOME TAX (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Non-current deferred tax assets:
Loss before income taxes	$ (138,629)	$ (644,131)	$ (907,225)	$ (598,941)
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense at statutory rate	$ (22,874)	$ (106,282)	$ (149,692)	$ (98,825)
Tax effect of non-deductible items	5,664	536	5,313	1,171
Tax effect of non-taxable items	(17,119)	(6,643)	(3,769)	(2,890)
Net operating loss	34,329	112,389	148,148	100,544
Income tax expense	$ 0	$ 0	$ 0	$ 0